Redeemable Convertible Preferred Shares and Capital Deficiency (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Redeemable Convertible Preferred Shares and Capital Deficiency [Abstract]
Schedule Of Redeemable Convertible Preferred Shares

The Company’s Redeemable Convertible Preferred Shares, par value NIS 0.01 each, confer to their holders the same rights as the Ordinary Shares and additional rights as set forth in the article of association.

	December 31, 2025		December 31, 2024		Carrying amount		Liquidation Preference
	Registered	Issued and Outstanding	Registered	Issued and Outstanding	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Ordinary Shares	7,192,608	836,512	8,796,571	651,571
Preferred A Shares	416,389	324,202	416,389	324,202	3,802	3,802	4,980	4,743
Preferred A-1 Shares	190,984	190,984	190,984	190,984	1,700	1,700	2,200	2,095
Preferred A-2 Shares	430,806	223,489	430,806	223,489	3,593	3,593	4,118	3,922
Preferred A-3 Shares	165,250	165,250	165,250	165,250	2,685	2,685	2,436	2,320
Preferred B Shares	800,000	—	—	—	—	—	—	—
Preferred C Shares	733,452	165,633	—	—	2,431	—	2,600	—
Preferred C-1 Shares	70,511	67,368	—	—	1,057	—	846	—
Total					15,268	11,780	17,180	13,080

Schedule of Stock-based Expense Recognized

The stock-based expense recognized in the financial statements for services received is related to Research and Development, Sales and Marketing and General and Administrative expenses as shown in the following table:

	Year ended December 31, 2025	Year ended December 31, 2024
	USD thousands	USD thousands
Stock-based compensation expense – Research and development	1,094	577
Stock-based compensation expense – sales and marketing	555	51
Stock-based compensation expense – general and administrative	1,375	923
	3,024	1,551

Schedule of Foreseeable Plans to Pay Dividends

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table.

2026 Grants
Dividend yield	$-
Expected volatility	60.78 – 61.84%
Risk-free interest	3.77 – 3.82%
Expected term	5.64 – 6.13 years
Exercise price	$0.16 – 9.37
Share price	$11
Total fair value (USD Thousands)	$626

The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

	Granted in 2025	Granted in 2024
Dividend yield	0	0
Expected volatility(1)	62.27% – 63.01%	59.33% – 61.60%
Risk-free interest (%)	4.65 – 4.76	4.69 – 4.70
Expected term(2)	5 – 7 years	5 – 7 years
Exercise price ($)	0.57 – 27.19	0.57 – 10.62
Total fair value at the grant date (USD thousands)	4,617	1,268
Weighted average fair value at the grant date	$27.47	$17.89

Assumptions regarding the price of the underlying shares:
Probability of an IPO	90%	40%
Expected time to IPO (years)	0.5	1
Probability of liquidation event	10%	60%
Expected time to liquidation (years)	3	3

(1)	The annual expected volatility was applied, based on the average historical volatility of comparable companies for a period equal to the expected period, as of the valuation date.

(2)	Expected term (years) — represents the period that the Company’s options granted are expected to be outstanding. There is not sufficient historical share exercise data to calculate the expected term of the share options. Therefore, the Company elected to utilize the simplified method to value option grants. Under this approach, the weighted-average expected life is presumed to be the average of the shortest vesting term and the contractual term of the option.

Schedule of Share Option Plan Activity

A summary of the Company’s share option plan activity is as follows:

	Year ended December 31, 2025
	Number of options	Weighted average exercise price (USD)	Aggregate Intrinsic Value (USD thousands)
Outstanding at beginning of year	324,353	1.59
Granted	192,800	8.61	5,438
Forfeited and expired	(35,148)	6.31
Exercised	(175,049)	0.02	3,931
Outstanding at end of year	306,956	6.35	9,351
Exercisable at end of year	174,699	5.41	5,486

	Year ended December 31, 2025	Year ended December 31, 2024
Weighted average remaining contractual term (years) of outstanding grants	8.17	8.38
Weighted average remaining contractual term (years) of exercisable grants	7.61	8.17
Aggregate Intrinsic Value, outstanding (USD thousands)	9,351	8,394
Aggregate Intrinsic Value, exercisable (USD thousands)	5,486	5,742